Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document Information [Abstract]
Entity Registrant Name	Yamana Gold Inc.
Entity Central Index Key	0001264089
Document Type	40-F
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus (Q1,Q2,Q3,FY)	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	949,341,830
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false